Subsequent Events (Details)						6 Months Ended
	Aug. 06, 2024 USD ($)	Jul. 26, 2024 USD ($)	Jul. 17, 2024 USD ($)	Jul. 16, 2024 USD ($)	Jun. 05, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 ₪ / shares shares
Subsequent Events [Line Items]
Commitment amount				$ 15,000,000
Principal amount	$ 1,000,000					$ 3,000,000
Discount rate of principal amount						3.00%
Description of conversion						The number of Conversion Shares issuable upon conversion of the Conversion Amount will be determined by dividing (x) such Conversion Amount by (y) the Conversion Price. The “Conversion Price” means, as of any conversion date or other date of determination and subject to adjustments set forth in the Promissory Notes, the lower of (i) $0.5284 per ADS, or (ii) 95% of the lowest daily VWAP during the 5 consecutive trading days immediately preceding the Conversion Date or other date of determination, but not lower than $0.0868 per ADS Share. The Conversion Price will be adjusted from time to time pursuant to the terms and conditions of the Promissory Notes.
Yorkville [Member]
Subsequent Events [Line Items]
Commitment amount					$ 10,000,000	$ 15,000,000
First Pre-Paid Advance [Member]
Subsequent Events [Line Items]
Principal amount			$ 1,000,000
Second Pre-Paid Advance [Member]
Subsequent Events [Line Items]
Principal amount		$ 1,000,000	$ 1,000,000
Third Pre-Paid Advance [Member]
Subsequent Events [Line Items]
Principal amount	$ 1,000,000
Ordinary Shares [Member] | New Standby Equity Purchase Agreement [Member]
Subsequent Events [Line Items]
Number of ordinary share (in Shares) | shares							5
Par value per share (in New Shekels per share) | ₪ / shares							₪ 0.01